Financial Instruments and Financial Risk Management - Summary of Sensitivity Analysis (Details) - Currency Risk - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Balance sheet exposure	$ (191,305)	$ (450,406)
Long-term debt designated as investment hedge	225,000	325,000
Net balance sheet exposure	33,695	(125,406)
1-cent Increase
Disclosure Of Financial Instruments [Line Items]
Balance sheet exposure	(1,503)	(3,468)
Long-term debt designated as investment hedge	1,768	2,502
Net balance sheet exposure	265	(966)
1-cent Decrease
Disclosure Of Financial Instruments [Line Items]
Balance sheet exposure	1,503	3,468
Long-term debt designated as investment hedge	(1,768)	(2,502)
Net balance sheet exposure	$ (265)	$ 966